Summary of Significant Accounting Policies (Details)	6 Months Ended
Jun. 30, 2026 Segments
Summary of Significant Accounting Policies [Abstract]
Number of operating segments	1
Number of reportable segments	1
CODM description	The key measure of performance used by the Chief Operating Decision Maker (“CODM”), Marti CEO Oğuz Alper Öktem for the single reportable segment is loss before income tax expense. The CODM uses this metric to assess whether the Group is meeting its cost targets, to identify areas requiring cost discipline, and to determine actions needed to reduce losses and maintain operational efficiency.